Schedule of investments
Macquarie Floating Rate Fund	April 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 4.55%
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 8.419% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	250,000	$ 250,180
Series 2017-1A ERR 144A 11.769% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	400,000	392,548
AGL CLO
Series 2020-3A ER 144A 9.506% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	1,000,000	983,109
Series 2024-32A E 144A 10.019% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	450,000	445,531

AIMCO CLO Series 2022-18A ER 144A 9.769% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	250,000	249,048
ARES Loan Funding III Series 2022-ALF3A ER 144A 10.382% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	500,000	494,795
Atlas Senior Loan Fund XX Series 2022-20A D1R 144A 8.119% (TSFR03M + 3.85%, Floor 3.85%) 10/19/37 #, •	1,000,000	1,001,848
Bain Capital Credit CLO Series 2017-2A ER3 144A 11.622% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	450,000	444,122
Ballyrock CLO Series 2024-26A C1 144A 7.582% (TSFR03M + 3.30%, Floor 3.30%) 7/25/37 #, •	500,000	492,947
Barings CLO
Series 2024-2A E 144A 10.156% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	1,000,000	985,235
Series 2024-5A D2 144A 8.453% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	1,000,000	1,005,079

Bear Mountain Park CLO Series 2022-1A ER 144A 10.206% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	750,000	745,746
Benefit Street Partners CLO Series 2015-6BR ER 144A 9.033% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	875,000	863,251
Carlyle US CLO Series 2021-11A ER 144A 10.782% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	450,000	446,414
Dryden CLO
Series 2020-85A ER2 144A 11.256% (TSFR03M + 7.00%, Floor 7.00%) 7/15/37 #, •	500,000	498,124
Series 2022-109A ER 144A 9.606% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	1,000,000	992,919

Elmwood CLO Series 2022-4A ER 144A 9.98% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	450,000	447,441
Flatiron CLO Series 2023-1A D 144A 9.53% (TSFR03M + 5.25%, Floor 5.25%) 4/17/36 #, •	1,000,000	998,667
NQ- GA [0425] 0625 (4550261)    1

Schedule of investments
Macquarie Floating Rate Fund
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

GoldenTree Loan Management US CLO Series 2024-20A E 144A 10.169% (TSFR03M + 5.90%, Floor 5.90%) 7/20/37 #, •	750,000	$ 747,140
Invesco US CLO Series 2024-1RA ER 144A 11.656% (TSFR03M + 7.40%, Floor 7.40%) 4/15/37 #, •	1,000,000	1,000,115
KKR CLO Series 27A ER2 144A 10.506% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	1,000,000	995,151
Lodi Park CLO Series 2024-1A D1 144A 7.269% (TSFR03M + 3.00%, Floor 3.00%) 7/21/37 #, •	750,000	742,729
Madison Park Funding XXXI Series 2018-31A ER 144A 10.679% (TSFR03M + 6.40%, Floor 6.40%) 7/23/37 #, •	1,000,000	987,253
Madison Park Funding XXXIV Series 2019-34A D1RR 144A 7.611% (TSFR03M + 3.35%, Floor 3.35%) 10/16/37 #, •	1,500,000	1,498,296
Morgan Stanley Eaton Vance CLO Series 2025-21A E 144A 8.815% (TSFR03M + 4.70%, Floor 4.70%) 4/15/38 #, •	220,000	218,592
Neuberger Berman Loan Advisers CLO
Series 2024-56A D 144A 7.375% (TSFR03M + 3.10%, Floor 3.10%) 7/24/37 #, •	1,000,000	994,938
Series 2024-57A D1 144A 7.175% (TSFR03M + 2.90%, Floor 2.90%) 10/24/38 #, •	1,000,000	988,129

Octagon Investment Partners 48 Series 2020-3A DAR2 144A 7.406% (TSFR03M + 3.15%, Floor 3.15%) 1/15/39 #, •	1,000,000	991,424
OHA Loan Funding Series 2016-1A D1R2 144A 7.319% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	600,000	593,796
Orion CLO Series 2023-2A D 144A 9.582% (TSFR03M + 5.30%, Floor 5.30%) 1/25/37 #, •	1,000,000	1,006,311
OZLM XIX Series 2017-19A CRR 144A 7.756% (TSFR03M + 3.50%, Floor 3.50%) 1/15/35 #, •	1,000,000	998,195
Palmer Square CLO
Series 2024-2A D2 144A 8.619% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	1,000,000	998,437
Series 2024-2A E 144A 9.969% (TSFR03M + 5.70%, Floor 5.70%) 7/20/37 #, •	1,000,000	988,530

Post CLO Series 2023-1A D 144A 9.522% (TSFR03M + 5.25%, Floor 5.25%) 4/20/36 #, •	795,000	796,207
Silver Point CLO Series 2024-5A E 144A 10.669% (TSFR03M + 6.40%, Floor 6.40%) 10/20/37 #, •	900,000	902,999
Sound Point CLO Series 2025-1RA E 144A 11.859% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	496,556
2    NQ- GA [0425] 0625 (4550261)

	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Symphony CLO XXII Series 2020-22A DR 144A 7.569% (TSFR03M + 3.30%, Floor 3.30%) 4/18/33 #, •	1,000,000	$ 991,590
TCW CLO Series 2024-2A E 144A 11.53% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	550,000	547,878
Trinitas CLO XXI Series 2022-21A ER 144A 9.816% (TSFR03M + 5.50%) 4/20/38 #, •	1,000,000	986,004
Venture CLO Series 2024-49A E 144A 11.949% (TSFR03M + 7.68%, Floor 7.68%) 4/20/37 #, •	1,000,000	989,431
Verde CLO Series 2019-1A DRR 144A 7.456% (TSFR03M + 3.20%, Floor 3.20%) 4/15/32 #, •	1,000,000	992,689
Wellfleet CLO
Series 2022-1A D1R 144A 8.206% (TSFR03M + 3.95%, Floor 3.95%) 7/15/37 #, •	1,000,000	1,001,782
Series 2022-1A ER 144A 12.006% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	550,000	548,796

Wind River CLO Series 2023-1A D 144A 10.612% (TSFR03M + 6.33%, Floor 6.33%) 4/25/36 #, •	500,000	501,398
Total Collateralized Loan Obligations (cost $34,654,718)		34,241,370

Convertible Bond — 0.03%
Communication Services — 0.03%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	256,567	224,122
Total Convertible Bond (cost $247,650)		224,122

Corporate Bonds — 3.70%
Communication Services — 0.63%
Consolidated Communications
144A 5.00% 10/1/28 #	500,000	475,237
144A 6.50% 10/1/28 #	1,000,000	984,190

Frontier Communications Holdings 144A 6.00% 1/15/30 #	1,000,000	1,004,339
Iliad Holding 144A 8.50% 4/15/31 #	1,000,000	1,055,877
Uniti Group 144A 10.50% 2/15/28 #	750,000	796,935
VZ Secured Financing 144A 5.00% 1/15/32 #	500,000	436,813
		4,753,391
Consumer Discretionary — 0.43%
Garrett Motion Holdings 144A 7.75% 5/31/32 #	500,000	499,539
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #	447,000	447,348
S&S Holdings 144A 8.375% 10/1/31 #	2,410,000	2,267,717
		3,214,604
NQ- GA [0425] 0625 (4550261)    3

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Staples — 0.20%
Cerdia Finanz 144A 9.375% 10/3/31 #	1,500,000	$ 1,513,125
		1,513,125
Energy — 0.32%
Hilcorp Energy I
144A 6.00% 2/1/31 #	305,000	274,904
144A 6.25% 4/15/32 #	698,000	608,057

Nabors Industries 144A 9.125% 1/31/30 #	500,000	453,405
Transocean 144A 8.00% 2/1/27 #	629,000	584,823
Weatherford International 144A 8.625% 4/30/30 #	500,000	496,013
		2,417,202
Financials — 0.61%
Ardonagh Finco 144A 7.75% 2/15/31 #	2,000,000	2,037,818
Focus Financial Partners 144A 6.75% 9/15/31 #	500,000	503,457
Howden UK Refinance 144A 7.25% 2/15/31 #	2,000,000	2,056,086
		4,597,361
Healthcare — 0.49%
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	1,850,000	1,638,238
CHS
144A 4.75% 2/15/31 #	1,000,000	826,680
144A 5.25% 5/15/30 #	1,000,000	854,092
144A 6.875% 4/15/29 #	500,000	364,793
		3,683,803
Industrials — 0.41%
Bombardier 144A 8.75% 11/15/30 #	500,000	536,380
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	500,000	507,202
Manitowoc 144A 9.25% 10/1/31 #	2,000,000	2,030,000
		3,073,582
Information Technology — 0.28%
UKG 144A 6.875% 2/1/31 #	2,000,000	2,059,508
		2,059,508
Materials — 0.19%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,000,000	940,736
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	500,000	501,945
		1,442,681
4    NQ- GA [0425] 0625 (4550261)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities — 0.14%
Venture Global LNG 144A 8.375% 6/1/31 #	500,000	$ 482,643
Vistra 144A 7.00% 12/15/26 #, μ, ψ	550,000	555,855
		1,038,498
Total Corporate Bonds (cost $27,724,859)		27,793,755

Loan Agreements — 86.59%
Communication Services — 9.85%
ABG Intermediate Holdings 2 6.572% (SOFR01M + 2.25%) 2/13/32 •	2,885,000	2,829,824
Advantage Sales & Marketing 8.789% (SOFR03M + 4.51%) 10/28/27 •	5,828,061	5,150,549
Charter Communications Operating
Tranche B4 6.298% (SOFR03M + 2.00%) 12/7/30 •	1,352,875	1,347,802
Tranche B5 6.548% (SOFR03M + 2.25%) 12/15/31 •	975,195	972,985

Connect US Finco 8.822% (SOFR01M + 4.50%) 9/27/29 •	7,733,954	6,962,972
Consolidated Communications Tranche B1 7.936% (SOFR01M + 3.50%) 10/2/27 •	11,140,820	11,065,620
Coral US Co-Borrower
Tranche B6 7.436% (SOFR01M + 3.11%) 10/15/29 •	2,774,524	2,745,622
Tranche B-7 7.506% (SOFR03M + 3.25%) 1/31/32 •	6,725,000	6,605,214

Cumulus Media New Holdings 9.26% (SOFR03M + 5.00%) 3/31/29 •	9,414,465	3,180,319
DirectV Financing Tranche B TBD 2/17/31 X	708,100	658,754
EOC Borrower Tranche B 7.322% (SOFR01M + 3.00%) 3/24/32 •	3,650,000	3,613,500
Frontier Communications Holdings Tranche B 6.792% (SOFR06M + 2.50%) 7/1/31 •	8,395,745	8,353,766
Gray Television Tranche F 9.574% (SOFR01M + 5.25%) 6/4/29 •	1,945,300	1,886,941
Midcontinent Communications 6.828% (SOFR01M + 2.50%) 8/16/31 •	3,407,875	3,410,005
Speedster Bidco Tranche B TBD 12/10/31 X	1,955,000	1,944,410
Sunrise Financing 6.793% (SOFR06M + 2.50%) 2/15/32 •	2,875,000	2,864,219
Terrier Media Buyer 7.899% (SOFR03M + 3.60%) 6/18/29 •	4,782,466	4,531,386
UFC Holdings Tranche B-4 6.58% (SOFR02M + 2.25%) 11/21/31 •	1,945,125	1,945,936
Univision Communications 1st Lien 8.549% (SOFR03M + 4.25%) 6/24/29 •	1,211,115	1,174,781
NQ- GA [0425] 0625 (4550261)    5

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Communication Services (continued)

Virgin Media Bristol Tranche Y 7.373% (SOFR06M + 3.28%) 3/31/31 •	2,858,000	$ 2,784,764
		74,029,369
Consumer Discretionary — 10.12%
BCP VI Summit Holdings 7.822% (SOFR01M + 3.50%) 1/30/32 •	3,455,000	3,446,363
Belron Finance US 7.052% (SOFR03M + 2.75%) 10/16/31 •	1,950,200	1,949,592
Caesars Entertainment
Tranche B 6.563% (SOFR03M + 2.25%) 2/6/30 •	1,578,500	1,560,742
Tranche B-1 6.563% (SOFR03M + 2.25%) 2/6/31 •	2,019,600	1,991,326

Cedar Fair Tranche B 6.322% (SOFR01M + 2.00%) 5/1/31 •	1,454,013	1,444,471
Clarios Global
7.072% (SOFR01M + 2.75%) 1/28/32 •	4,806,000	4,735,410
Tranche B 6.822% (SOFR01M + 2.50%) 5/6/30 •	1,333,283	1,312,728

Fertitta Entertainment Tranche B 7.822% (SOFR01M + 3.50%) 1/27/29 •	4,869,897	4,757,617
Flutter Entertainment Tranche B 6.049% (SOFR03M + 1.75%) 11/30/30 •	1,492,543	1,473,886
Flynn Restaurant Group 8.072% (SOFR01M + 3.75%) 1/28/32 •	6,635,000	6,507,827
Hunter Douglas Holding Tranche B-1 7.549% (SOFR03M + 3.25%) 1/17/32 •	5,048,893	4,938,580
J&J Ventures Gaming 7.822% (SOFR01M + 3.50%) 4/26/30 •	7,690,000	7,358,369
Madison Safety & Flow Tranche B 7.072% (SOFR01M + 2.75%) 9/26/31 •	3,447,675	3,434,746
Omnia Partners 7.033% (SOFR03M + 2.75%) 7/25/30 •	1,210,865	1,207,687
Peer Holding III
Tranche B4 6.799% (SOFR03M + 2.50%) 10/26/30 •	1,355,667	1,352,278
Tranche B5 6.799% (SOFR03M + 2.50%) 7/1/31 •	1,411,463	1,407,345

PetsMart 8.172% (SOFR01M + 3.85%) 2/11/28 •	1,879,873	1,857,549
Protective Industrial Products TBD 1/17/32 X	4,800,000	4,599,998
Scientific Games Holdings 7.285% (SOFR03M + 3.00%) 4/4/29 •	2,915,575	2,893,405
Scientific Games International Tranche B-2 6.57% (SOFR01M + 2.25%) 4/14/29 •	2,062,201	2,046,734
Staples 10.026% (SOFR03M + 5.75%) 9/4/29 •	3,174,050	2,752,165
Station Casinos Tranche B 6.322% (SOFR01M + 2.00%) 3/14/31 •	1,455,300	1,446,507
6    NQ- GA [0425] 0625 (4550261)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Discretionary (continued)

Tenneco Tranche B, 9.399% - 9.422% (SOFR02M + 5.10%) 11/17/28 •	1,940,000	$ 1,842,307
Valvoline Tranche B TBD 3/19/32 X	965,000	963,944
Victra Holdings 8.549% (SOFR03M + 4.25%) 3/29/29 •	7,697,777	7,514,955
Wand NewCo 3 Tranche B-2 6.822% (SOFR01M + 2.50%) 1/30/31 •	1,264,120	1,248,846
		76,045,377
Consumer Staples — 2.38%
Celsius Holdings 7.548% (SOFR03M + 3.25%) 3/21/32 •	2,410,000	2,399,456
Dechra Pharmaceuticals Holdings Tranche B1 7.513% (SOFR06M + 3.25%) 1/27/32 •	960,000	950,400
Fiesta Purchaser Tranche B 7.572% (SOFR01M + 3.25%) 2/12/31 •	6,788,786	6,742,717
Golden State Foods 8.571% (SOFR01M + 4.25%) 12/4/31 •	2,925,373	2,935,247
United Natural Foods 9.072% (SOFR01M + 4.75%) 4/25/31 •	4,836,150	4,856,302
		17,884,122
Energy — 1.42%
Epic Crude Services 7.256% (SOFR03M + 3.00%) 10/15/31 •	4,882,763	4,881,747
Hilcorp Energy I Tranche B 6.321% (SOFR01M + 2.00%) 2/5/30 •	3,850,000	3,828,344
Murphy Oil USA Tranche B 6.074% (SOFR01M + 1.86%) 1/31/28 •	1,930,000	1,941,580
		10,651,671
Financials — 10.70%
Allspring Buyer 7.313% (SOFR03M + 3.00%) 11/1/30 •	1,440,000	1,439,100
AmWINS Group 6.572% (SOFR01M + 2.25%) 1/30/32 •	4,528,650	4,511,355
Amynta Agency Borrower 7.322% (SOFR01M + 3.00%) 12/6/31 •	4,889,783	4,848,523
Ardonagh Group Finco Tranche B, 7.030% - 7.049% (SOFR03M + 2.75%) 2/15/31 •	8,790,000	8,658,150
AssuredPartners 7.822% (SOFR01M + 3.50%) 2/14/31 •	1,502,686	1,504,681
Azorra Soar TLB Finance 7.799% (SOFR03M + 3.50%) 10/18/29 •	8,367,950	8,357,490
Cpi Holdco B 6.572% (SOFR01M + 2.25%) 5/19/31 •	2,935,000	2,923,994
Dragon Buyer 7.299% (SOFR03M + 3.00%) 9/30/31 •	5,660,813	5,632,508
FleetCor Technologies Operating Company Tranche B-5 6.072% (SOFR01M + 1.75%) 4/28/28 •	997,500	996,046
NQ- GA [0425] 0625 (4550261)    7

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Financials (continued)
Focus Financial Partners Tranche B 7.072% (SOFR01M + 2.75%) 9/15/31 •	2,877,788	$ 2,845,669
Glatfelter 8.563% (SOFR03M + 4.25%) 11/4/31 •	7,810,425	7,504,514
HUB International 6.769% (SOFR03M + 2.50%) 6/20/30 •	2,851,390	2,836,161
Hyperion Refinance 7.322% (SOFR01M + 3.00%) 2/15/31 •	2,900,773	2,888,082
Inception Finco Tranche B6 8.049% (SOFR03M + 3.75%) 4/9/31 •	2,906,980	2,867,009
Jefferies Finance 7.323% (SOFR01M + 3.00%) 10/21/31 •	9,890,213	9,840,762
June Purchaser 7.467% (SOFR03M + 3.25%) 11/28/31 •	4,658,571	4,663,812
Jupiter Buyer 9.033% (SOFR02M + 4.75%) 11/1/31 •	1,752,759	1,751,115
Ncr Atleos Tranche B 8.03% (SOFR03M + 3.75%) 4/16/29 •	1,474,133	1,473,673
Truist Insurance Holdings Tranche B 7.049% (SOFR03M + 2.75%) 5/6/31 •	1,349,153	1,339,035
USI
6.549% (SOFR03M + 2.25%) 9/27/30 •	2,333,368	2,318,542
Tranche D 6.549% (SOFR03M + 2.25%) 11/22/29 •	1,276,483	1,270,366
		80,470,587
Healthcare — 8.96%
1261229 BC 10.57% (SOFR01M + 6.25%) 9/25/30 •	5,000,000	4,725,000
ADMI 10.072% (SOFR01M + 5.75%) 12/23/27 •	4,349,938	4,328,188
AthenaHealth Group 7.322% (SOFR01M + 3.00%) 2/15/29 •	3,499,558	3,477,686
DaVita Tranche B-1 6.322% (SOFR01M + 2.00%) 5/9/31 •	1,437,775	1,431,357
Electron Bidco 7.072% (SOFR01M + 2.75%) 11/1/28 •	2,357,546	2,351,284
Hanger 7.822% (SOFR01M + 3.50%) 10/23/31 •	1,000,000	903,042
Heartland Dental 8.822% (SOFR01M + 4.50%) 4/28/28 •	9,927,497	9,832,878
Jazz Financing Lux Tranche B-2 6.572% (SOFR01M + 2.25%) 5/5/28 •	1,045,867	1,042,962
LifePoint Health Tranche B2 7.817% (SOFR03M + 3.50%) 5/16/31 •	2,920,343	2,857,068
Mamba Purchaser Tranche B 7.322% (SOFR01M + 3.00%) 10/16/28 •	3,012,260	2,987,786
Medline Borrower 6.572% (SOFR01M + 2.25%) 10/23/28 •	1,417,875	1,410,077
Opal US Tranche B TBD 4/23/32 X	4,345,000	4,336,853
Owens & Minor Tranche B TBD 4/2/30 X	1,930,000	1,901,050
Performance Health Holdings 7.95% (SOFR06M + 3.75%) 3/19/32 •	2,890,000	2,875,550
8    NQ- GA [0425] 0625 (4550261)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Healthcare (continued)
Raven Acquisition Holdings 7.572% (SOFR01M + 3.25%) 11/19/31 •	4,111,333	$ 4,072,054
Select Medical Tranche B-2 6.322% (SOFR01M + 2.00%) 12/3/31 •	952,613	952,215
Southern Veterinary Partners 7.527% (SOFR03M + 3.25%) 12/4/31 •	2,935,000	2,928,810
Surgery Center Holdings 7.07% (SOFR01M + 2.75%) 12/19/30 •	6,897,856	6,886,840
US Fertility Enterprises
8.78% (SOFR03M + 4.50%) 10/10/31 •	149,131	47,454
Tranche B 8.785% (SOFR03M + 4.50%) 10/10/31 •	3,272,667	3,252,213

Zelis Payments Buyer 7.572% (SOFR01M + 3.25%) 11/26/31 •	4,882,763	4,797,314
		67,397,681
Industrials — 16.29%
Air Canada 1st Lien 6.323% (SOFR01M + 2.00%) 3/21/31 •	970,200	961,711
Alliance Laundry Systems Tranche B 7.072% (SOFR03M + 2.75%) 8/19/31 •	1,315,000	1,307,295
Amentum Holdings 6.572% (SOFR01M + 2.25%) 9/29/31 •	3,491,250	3,454,155
Aramark Services Tranche B-8 6.322% (SOFR01M + 2.00%) 6/22/30 •	486,344	486,709
Asplundh Tree Expert 6.072% (SOFR01M + 1.75%) 5/23/31 •	1,452,548	1,449,975
Caci International Tranche B, 6.072% - 6.074% (SOFR01M + 1.75%) 10/30/31 •	1,950,112	1,941,581
Cimpress PLC Tranche B-1 6.822% (SOFR01M + 2.50%) 5/17/28 •	3,491,228	3,491,228
CP Atlas Buyer Tranche B 8.172% (SOFR01M + 3.85%) 11/23/27 •	5,868,453	5,506,440
Dayforce 6.28% (SOFR03M + 2.00%) 2/26/31 •	2,913,024	2,913,024
Delta Air Lines 8.022% (SOFR03M + 3.75%) 10/20/27 •	763,241	770,953
Dynasty Acquisition
Tranche B-1 6.322% (SOFR01M + 2.00%) 10/31/31 •	1,412,748	1,406,946
Tranche B-2 6.322% (SOFR01M + 2.00%) 10/31/31 •	537,364	535,157

Gates Tranche B-5 6.072% (SOFR01M + 1.75%) 6/4/31 •	1,167,861	1,159,650
Genesee & Wyoming Tranche B 6.049% (SOFR03M + 1.75%) 4/10/31 •	1,457,675	1,440,668
GFL Environmental Services 6.819% (SOFR03M + 2.50%) 2/4/32 •	1,925,000	1,903,344
NQ- GA [0425] 0625 (4550261)    9

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Industrials (continued)

Goat Holdco Tranche B 7.32% ( SOFR01M + 3.00%) 1/27/32 •	7,680,000	$ 7,592,225
Grant Thornton Advisors 7.072% (SOFR01M + 2.75%) 6/2/31 •	1,328,333	1,319,477
Hdi Aerospace Intermediate Holding Iii 8.73% (SOFR03M + 4.50%) 2/11/32 •	1,955,000	1,950,112
Isolved Tranche B-2 7.572% (SOFR01M + 3.25%) 10/15/30 •	3,218,842	3,224,208
JBT Marel Tranche B, 6.572% - 6.672% (SOFR01M + 2.25%) 1/2/32 •	3,915,000	3,917,447
Kaman 7.025% - 7.068% (SOFR03M + 2.75%) 2/26/32 •	3,513,534	3,466,541
Kodiak BP 8.035% - 8.039% (SOFR03M + 3.75%) 12/4/31 •	1,250,000	1,207,291
Lsf12 Crown Us Commercial Bidco 8.574% (SOFR01M + 4.25%) 12/2/31 •	7,245,000	6,991,425
Mermaid Bidco Tranche B TBD 7/3/31 X	3,900,400	3,922,340
Pasadena Performance Products Tranche B 7.752% (SOFR03M + 3.50%) 2/27/32 •	965,000	963,191
Pre Paid Legal Services 1st Lien 7.572% (SOFR01M + 3.25%) 12/15/28 •	485,034	480,335
Quartz AcquireCo Tranche B-2 6.549% (SOFR03M + 2.25%) 6/28/30 •	2,084,497	2,084,497
QXO Building Products Tranche B 7.28% (SOFR02M + 3.00%) 4/23/32 •	2,900,000	2,900,905
Radar Bidco Tranche B2 8.035% (SOFR03M + 3.75%) 4/4/31 •	6,127,705	6,035,789
Rockpoint Gas Storage Partners Tranche B 7.299% (SOFR03M + 3.00%) 9/18/31 •	6,867,787	6,799,110
Setanta Aircraft Leasing DAC Tranche B 6.049% (SOFR03M + 1.75%) 11/6/28 •	628,054	629,938
SPX Flow Tranche B 7.322% (SOFR01M + 3.00%) 4/5/29 •	7,545,871	7,523,640
Standard Industries 6.069% (SOFR01M + 1.75%) 9/22/28 •	415,665	416,756
Stonepeak Nile Parent TBD 4/9/32 X	4,325,000	4,264,182
Summer (BC) Bidco B Tranche B1 9.559% (SOFR03M + 5.26%) 2/15/29 •	2,405,000	2,380,950
SunSource Borrower 8.422% (SOFR01M + 4.10%) 3/25/31 •	3,951,316	3,815,489
Terex 6.299% (SOFR03M + 2.00%) 10/8/31 •	1,515,000	1,515,406
Titan Acquisition 8.785% (SOFR03M + 4.50%) 2/15/29 •	4,848,362	4,756,244
TK Elevator Midco Tranche B TBD 4/30/30 X	1,925,000	1,919,843
10    NQ- GA [0425] 0625 (4550261)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Industrials (continued)

Transdigm Tranche J 6.799% (SOFR03M + 2.50%) 2/28/31 •	2,363,175	$ 2,344,794
TransUnion Intermediate Holdings Tranche B-8 6.072% (SOFR01M + 1.75%) 6/24/31 •	1,463,938	1,455,703
United Air Lines Tranche B 6.275% (SOFR03M + 2.00%) 2/22/31 •	2,438,410	2,431,553
White Cap Buyer Tranche C 7.573% (SOFR01M + 3.25%) 10/19/29 •	4,537,109	4,435,024
Windsor Holdings III Tranche B 7.073% (SOFR01M + 2.75%) 8/1/30 •	2,989,731	2,957,965
		122,431,216
Information Technology — 13.71%
Applied Systems 2nd Lien 8.799% (SOFR03M + 4.50%) 2/23/32 •	10,500,000	10,751,559
BCPE Pequod Buyer 7.822% (SOFR01M + 3.50%) 11/25/31 •	3,455,000	3,450,142
BMC Software
7.322% (SOFR01M + 3.00%) 7/30/31 •	1,476,050	1,449,112
10.072% (SOFR01M + 5.75%) 7/3/32 •	6,998,564	6,658,476

Boost Newco Borrower Tranche B-2 6.299% (SOFR03M + 2.00%) 1/31/31 •	2,443,875	2,445,402
Chrysaor Bidco Tranche B 7.742% (SOFR03M + 3.50%) 10/30/31 •	1,811,163	1,816,256
Cloud Software Group Tranche B 7.799% (SOFR02M + 3.50%) 3/30/29 •	3,972,923	3,931,064
Clover Holdings 2 8.295% (SOFR03M + 4.00%) 12/9/31 •	8,775,000	8,747,578
Commscope TBD 12/17/29 X	6,750,000	6,640,313
Cotiviti
7.074% (SOFR01M + 2.75%) 3/29/32 •	7,000,000	6,864,375
7.625% 5/1/31	5,750,000	5,746,406

Ellucian Holding 2nd Lien 9.072% (SOFR01M + 4.75%) 11/15/32 •	2,000,000	2,008,750
Entegris Tranche B 6.049% (SOFR03M + 1.75%) 7/6/29 •	489,332	489,064
Epicor Software Tranche F 7.072% (SOFR01M + 2.75%) 5/30/31 •	1,624,630	1,619,045
Evertec Group Tranche B 7.072% (SOFR01M + 2.75%) 10/30/30 •	2,460,000	2,466,150
First Advantage Holdings Tranche B-2 7.572% (SOFR01M + 3.25%) 10/31/31 •	3,446,362	3,426,260
Fortress Intermediate 3 8.072% (SOFR01M + 3.75%) 6/27/31 •	1,318,375	1,295,303
NQ- GA [0425] 0625 (4550261)    11

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Information Technology (continued)

Gen Digital Tranche B 6.072% (SOFR01M + 1.75%) 4/16/32 •	3,000,000	$ 2,979,687
Genesys Cloud Services Holdings II TBD 1/30/32 X	1,920,188	1,897,086
Icon Parent I
7.315% (SOFR02M + 3.00%) 11/13/31 •	3,000,000	2,986,875
9.315% (SOFR02M + 5.00%) 11/12/32 •	2,250,000	2,227,500

IGT Holding IV Tranche B5 7.782% (SOFR02M + 3.50%) 8/29/31 •	965,000	955,953
Indicor Tranche D 7.049% (SOFR03M + 2.75%) 11/22/29 •	3,693,400	3,666,276
Indy US Bidco 7.822% (SOFR01M + 3.50%) 3/6/28 •	480,000	475,200
Kaseya
7.572% (SOFR01M + 3.25%) 3/20/32 •	965,000	959,934
9.322% (SOFR01M + 5.00%) 3/5/33 •	1,925,000	1,890,109

Project Boost Purchaser 9.549% (SOFR03M + 5.25%) 7/16/32 •	3,000,000	2,962,500
Proofpoint 7.322% (SOFR01M + 3.00%) 8/31/28 •	1,196,977	1,191,086
RealPage 8.049% (SOFR03M + 3.75%) 4/24/28 •	960,000	960,467
Rocket Software 8.572% (SOFR01M + 4.25%) 11/28/28 •	1,492,500	1,484,938
SS&C Technologies Holdings Tranche B-8 6.322% (SOFR01M + 2.00%) 5/9/31 •	1,236,036	1,235,959
UKG Tranche B 7.32% (SOFR01M + 3.00%) 2/10/31 •	7,443,750	7,426,830
		103,105,655
Materials — 9.00%
A-Ap Buyer 7.072% (SOFR01M + 2.75%) 9/9/31 •	6,603,450	6,619,959
Arsenal Aic Parent Tranche B 7.072% (SOFR01M + 2.75%) 8/18/30 •	2,846,909	2,811,322
Bakelite US Holdco 8.049% (SOFR03M + 3.75%) 12/23/31 •	6,234,375	5,938,242
Clydesdale Acquisition Holdings
7.48% (SOFR03M + 3.25%) 4/1/32 •	97,261	2,899
Tranche B 7.497% (SOFR01M + 3.18%) 4/13/29 •	2,108,813	2,094,975
Tranche B 7.548% (SOFR03M + 3.25%) 3/26/32 •	5,563,323	5,527,161

Derby Buyer 7.321% (SOFR01M + 3.00%) 11/1/30 •	3,846,247	3,785,350
Eco Material Technologies 7.467% (SOFR06M + 3.25%) 2/12/32 •	3,365,000	3,373,413
Form Technologies 10.019% (SOFR03M + 5.75%) 7/19/30 •	5,750,000	5,505,625
Ineos Quattro Holdings UK Tranche B 8.572% (SOFR01M + 4.25%) 10/1/31 •	4,790,000	4,047,550
12    NQ- GA [0425] 0625 (4550261)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Materials (continued)

Ineos US Finance Tranche B 7.322% (SOFR01M + 3.00%) 2/7/31 •	1,920,175	$ 1,780,963
Johnstone Supply Tranche B 6.82% (SOFR01M + 2.50%) 6/9/31 •	955,200	948,832
Minerals Technologies Tranche B 6.32% (SOFR01M + 2.00%) 11/21/31 •	3,905,212	3,871,042
Olympus Water US Holding Tranche B-6 7.299% (SOFR03M + 3.00%) 6/20/31 •	4,518,513	4,473,016
Quikrete Holdings
Tranche B-1 6.572% (SOFR01M + 2.25%) 4/14/31 •	1,038,963	1,021,616
Tranche B-3 6.572% (SOFR01M + 2.25%) 2/10/32 •	2,885,000	2,832,934

Reynolds Consumer Products Tranche B 6.072% (SOFR01M + 1.75%) 3/4/32 •	1,925,000	1,934,024
Sparta US HoldCo 7.323% (SOFR01M + 3.00%) 8/2/30 •	484,987	477,561
Touchdown Acquirer Tranche B 7.08% (SOFR03M + 2.75%) 2/21/31 •	4,518,675	4,450,895
Usalco 8.299% (SOFR03M + 4.00%) 9/30/31 •	4,693,457	4,681,723
Zekelman Industries 6.571% (SOFR01M + 2.25%) 1/24/31 •	1,469,110	1,466,172
		67,645,274
Real Estate — 0.20%
Iron Mountain Information Management Tranche B 6.322% (SOFR01M + 2.00%) 1/31/31 •	1,512,646	1,505,713
		1,505,713
Utilities — 3.96%
Alpha Generation Tranche B 7.072% (SOFR01M + 2.75%) 9/30/31 •	4,363,075	4,367,848
Calpine Tranche B-10 6.072% (SOFR01M + 1.75%) 1/31/31 •	2,444,043	2,436,596
Hamilton Projects Acquiror 1st Lien 7.322% (SOFR01M + 3.00%) 5/31/31 •	9,629,620	9,671,749
Lackawanna Energy Center
Tranche B-2 8.572% (SOFR01M + 4.25%) 8/6/29 •	1,993,998	2,008,953
Tranche C 8.572% (SOFR01M + 4.25%) 8/6/29 •	439,307	442,602

Lightning Power Tranche B 6.549% (SOFR03M + 2.25%) 8/18/31 •	2,836,049	2,833,687
NGL Energy Operating 8.072% (SOFR01M + 3.75%) 2/3/31 •	4,528,504	4,304,909
Talen Energy Supply Tranche B 6.818% (SOFR03M + 2.50%) 5/17/30 •	597,774	597,151
NQ- GA [0425] 0625 (4550261)    13

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Utilities (continued)

TerraForm Power Operating 6.301% (SOFR03M + 2.60%) 5/21/29 •	1,628,694	$ 1,612,407
Vistra Operations Company 6.072% (SOFR01M + 1.75%) 12/20/30 •	1,501,713	1,499,132
		29,775,034
Total Loan Agreements (cost $660,757,083)		650,941,699
	Number of shares
Common Stock — 0.01%
Consumer Discretionary — 0.01%
Studio City International Holdings †, π	29,695	87,303
Total Common Stock (cost $89,260)		87,303

Exchange-Traded Funds — 2.03%
Invesco Senior Loan ETF	420,000	8,702,400
SPDR Blackstone Senior Loan ETF	160,000	6,524,800
Total Exchange-Traded Funds (cost $15,548,645)		15,227,200

Short-Term Investments — 3.69%
Money Market Mutual Funds — 3.69%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	6,933,375	6,933,375
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.22%)	6,933,375	6,933,375
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.29%)	6,933,375	6,933,375
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.24%)	6,933,375	6,933,375
Total Short-Term Investments (cost $27,733,500)		27,733,500
Total Value of Securities—100.60% (cost $766,755,715)		756,248,949

Liabilities Net of Receivables and Other Assets—(0.60%)		(4,517,091)
Net Assets Applicable to 95,711,457 Shares Outstanding—100.00%		$751,731,858
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
14    NQ- GA [0425] 0625 (4550261)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of Rule 144A securities was $62,035,125, which represents 8.25% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At April 30, 2025, the aggregate value of restricted securities was $311,425, which represented 0.04% of the Fund’s net assets. See table below for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
X	This loan will settle after April 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai PIK	2/7/22	$247,650	$224,122
Studio City International Holdings	2/7/22	89,260	87,303
Total		$336,910	$311,425
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage
NQ- GA [0425] 0625 (4550261)    15

Schedule of investments
Macquarie Floating Rate Fund
of the commitment amount. The following unfunded loan commitments were outstanding at April 30, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Chrysaor Bidco TBD 10/30/31 X	$134,282	$134,659	$134,282	$377
Clydesdale Acquisition Holdings TBD 4/01/32 X	97,261	93,730	94,343	(613)
Hanger TBD 10/23/31 X	114,068	96,958	96,958	—
June Purchaser TBD 11/28/31 X	776,429	777,302	775,743	1,559
Jupiter Buyer TBD 11/01/31 X	202,241	202,052	201,281	771
Kaman TBD 2/26/32 X	331,466	327,032	331,058	(4,026)
Raven Acquisition Holdings TBD 11/19/31 X	293,667	290,861	292,280	(1,419)
US Fertility Enterprises TBD 10/10/31 X	149,130	100,838	100,461	377
Usalco TBD 9/30/31 X	484,780	483,568	484,780	(1,212)
Total	$2,583,324	$2,507,000	$2,511,186	$(4,186)
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
PLC – Public Limited Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
SPDR – Standard & Poor's Depositary Receipt
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
16    NQ- GA [0425] 0625 (4550261)